Segment reporting (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Operating Segments [Abstract]
Information Regarding Results of Reportable Segment

Information regarding the results of each reportable segment is included below. Performance is measured based on segment operating income or loss. This measure is included in the internal management reports that are reviewed by the Group’s CEO and refers to “Operating income (loss)” in the consolidated statements of income. Segment’s operating income or loss is used to measure performance as management believes that such information is the most relevant in evaluating the results of certain segments relative to other entities that operate within these industries.

	Package	Less-
	and	Than-
	Courier	Truckload	Truckload	Logistics	Corporate	Eliminations	Total
2020
External revenue	478,707	516,720	1,569,835	919,041	-	-	3,484,303
External fuel surcharge	47,393	66,144	161,680	21,614	-	-	296,831
Inter-segment revenue and fuel surcharge	3,055	6,371	16,844	4,475	-	(30,745)	-
Total revenue	529,155	589,235	1,748,359	945,130	-	(30,745)	3,781,134
Operating income (loss)	78,753	87,950	206,346	84,459	(40,941)	-	416,567
Selected items:
Depreciation and amortization	25,357	50,354	188,979	33,429	1,110	-	299,229
Loss on sale of land and buildings	-	(1)	-	(5)	-	-	(6)
Gain (loss) on sale of assets held for sale	91	(56)	11,864	-	-	-	11,899
Gain on sale of business	-	-	306	-	-	-	306
Bargain purchase gain	-	-	-	4,008	-	-	4,008
Intangible assets	193,288	189,579	907,170	457,098	2,638	-	1,749,773
Total assets	387,919	593,653	2,100,900	729,690	37,202	-	3,849,364
Total liabilities	123,970	219,234	478,630	226,218	1,011,268	(133)	2,059,187
Additions to property and equipment	17,304	22,829	101,477	760	444	-	142,814

2019
External revenue	470,192	619,949	1,645,025	742,410	-	-	3,477,576
External fuel surcharge	65,515	99,538	231,470	29,446	-	-	425,969
Inter-segment revenue and fuel surcharge	3,903	7,761	15,060	2,977	-	(29,701)	-
Total revenue	539,610	727,248	1,891,555	774,833	-	(29,701)	3,903,545
Operating income (loss)	82,228	82,230	192,172	57,447	(31,209)	-	382,868
Selected items:
Depreciation and amortization	24,893	52,920	182,817	33,597	1,520	-	295,747
Gain on sale of land and buildings	-	-	9	-	-	-	9
Gain (loss) on sale of assets held for sale	843	8,509	12,339	-	(120)	-	21,571
Intangible assets	190,135	188,448	860,671	262,691	3,215	-	1,505,160
Total assets	371,037	595,806	2,067,191	421,843	52,943	-	3,508,820
Total liabilities	119,642	230,282	417,545	128,013	1,454,047	-	2,349,528
Additions to property and equipment	13,404	49,553	192,820	2,224	5,697	-	263,698

Summary of Geographical information

Revenue is attributed to geographical locations based on the origin of service’s location.

Total revenue	Package	Less-
	and	Than-
	Courier	Truckload	Truckload	Logistics	Eliminations	Total
2020
Canada	529,155	517,199	725,347	239,413	(26,019)	1,985,095
United States	-	72,036	1,023,012	686,811	(4,726)	1,777,133
Mexico	-	-	-	18,906	-	18,906
Total	529,155	589,235	1,748,359	945,130	(30,745)	3,781,134
2019
Canada	539,610	607,086	799,396	216,232	(28,352)	2,133,972
United States	-	120,162	1,092,159	542,911	(1,349)	1,753,883
Mexico	-	-	-	15,690	-	15,690
Total	539,610	727,248	1,891,555	774,833	(29,701)	3,903,545

Segment assets are based on the geographical location of the assets.

	December 31, 2020	December 31, 2019	January 1, 2019
Property and equipment, right-of-use assets and intangible assets
Canada	1,802,417	1,777,333	1,412,726
United States	1,342,720	1,169,446	987,813
Mexico	16,349	17,978	16,910
	3,161,486	2,964,757	2,417,449